Simple Agreements for Future Equity - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 08, 2024
Schedule Of Reverse Recapitalization [Line Items]
Proceeds from simple agreements for future equity	$ 10,232	$ 19,325
Outstanding Principal Balance of SAFEs Before Closing	$ 0	32,325	$ 42,557
SAFE Notes, Subscriptions
Schedule Of Reverse Recapitalization [Line Items]
Proceeds from simple agreements for future equity		$ 18,985